Convertible note (Details) - Dec. 08, 2016 - Convertible note	USD ($)	CNY (¥)
Redemption feature
Face amount of debt	$ 8,700,948	¥ 60,163,000
Threshold minimum percentage of outstanding voting power transferred on acquisition	50.00%
Exit evet or fourth anniversary of issuance of debt
Redemption feature
Redemption price as a percent of issuance price	100.00%
Percentage of redemption amount accruing from issuance of note till redemption	15.00%
Before first anniversary
Redemption feature
Redemption price as a percent of issuance price	100.00%
Percentage of redemption amount accruing from issuance of note till redemption	8.00%
Upon or after first anniversary but before fourth anniversary
Redemption feature
Redemption price as a percent of issuance price	100.00%
Percentage of redemption amount accruing from issuance of note till redemption	15.00%